WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 45.1%
FHLMC - 5.2%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$27,491	$31,770
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	7,987	9,169
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-3/1/50	11,509,448	12,250,256
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-3/1/50	19,155,560	20,420,505
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	4/1/48-3/1/50	18,969,973	20,705,423
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-3/1/50	6,750,043	7,376,370
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	7/1/49-1/1/50	27,344,490	29,035,349
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35-12/1/38	208,334	243,040
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/47	15,959,028	16,845,535
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	25,365	30,211
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	78,699	91,310
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	155,472	179,832
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-12/1/48	765,496	825,193
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-5/1/48	10,003,147	10,713,266
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47-4/1/49	5,549,344	6,068,693

Total FHLMC				124,825,922

FNMA - 27.7%
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	3,511,000	3,817,161
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,672,000	5,146,662
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-9/1/57	183,117,532	201,618,439
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	184,820	207,633

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	1

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - continued
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-12/1/49	$25,138,116	$27,590,159
Federal National Mortgage Association (FNMA)	2.000%	6/1/35	68,700,000	70,873,711	(a)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	27,233	31,582
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	424,829	504,258
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-2/1/50	66,210,280	70,504,239
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	33,136	38,899
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	33,371,748	36,107,609
Federal National Mortgage Association (FNMA)	3.500%	12/1/45-3/1/50	54,442,932	58,380,100
Federal National Mortgage Association (FNMA)	2.500%	6/1/50	149,900,000	155,538,815	(a)
Federal National Mortgage Association (FNMA)	3.000%	6/1/50	4,100,000	4,313,648	(a)
Federal National Mortgage Association (FNMA)	4.000%	6/1/50	24,000,000	25,551,562	(a)
Federal National Mortgage Association (FNMA)	5.000%	6/1/50	800,000	874,437	(a)

Total FNMA				661,098,914

GNMA - 12.2%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	73,692,606	78,257,618
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	9,545,203	10,242,630
Government National Mortgage Association (GNMA)	4.000%	3/15/50	199,453	212,658
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	1,144,582	1,316,987
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/50	45,467,653	49,256,406
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	39,942,203	43,545,699
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	20,502,381	21,856,340

See Notes to Schedule of Investments.

2	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - continued
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-4/20/50	$54,971,939	$59,314,394
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-1/20/50	1,401,062	1,486,746
Government National Mortgage Association (GNMA) II	2.500%	7/1/50	24,900,000	26,128,465	(a)

Total GNMA				291,617,943

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,050,636,662)				1,077,542,779

COLLATERALIZED MORTGAGE OBLIGATIONS(b) - 19.6%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	3.001%	7/20/35	439,568	361,149	(c)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	374,474	310,234
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	1.107%	6/25/45	3,326,295	3,179,501	(c)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.314%	6/20/35	24,652	17,750	(c)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.434%	7/15/35	11,150,000	10,439,590	(c)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	0.848%	10/25/34	2,992,034	2,798,730	(c)(d)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	0.768%	5/25/35	38,559	31,477	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	187,725
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	161,517	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.071%	10/10/46	80,000	74,816	(c)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,694,378	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	0.588%	7/25/36	239,313	209,793	(c)(d)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,164,516	(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	24,874,607	25,355,572	(c)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	3

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - continued
CSMC Trust, 2017-RPL3 B2	4.750%	8/1/57	$19,757,912	$20,195,036	(c)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	9,068,144	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K049 X1, IO	0.598%	7/25/25	94,562,666	2,425,986	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K064 X1, IO	0.606%	3/25/27	51,777,439	1,830,736	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.559%	3/25/29	6,592,363	288,577	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.952%	5/25/29	5,990,177	423,253	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X1, IO	0.522%	8/25/22	78,181,421	632,488	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K723 X1, IO	0.951%	8/25/23	120,700,954	2,919,865	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Variable Rate Certificate, M060 A	1.573%	1/15/31	1,250,000	1,248,750	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	25,932	30,959
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.766%	10/15/41	405,843	70,489	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	688,777	38,694
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	2,411,227	2,492,991
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.865%	2/15/38	1,805,822	107,245	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	2.368%	2/25/24	3,710,944	3,569,578	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2 (1 mo. USD LIBOR + 2.200%)	2.368%	9/25/24	4,184,225	4,213,193	(c)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	3.868%	4/25/28	$7,179,000	$7,162,475	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA3 M2 (1 mo. USD LIBOR + 1.350%)	1.518%	3/25/29	7,300,088	7,279,049	(c)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.418%	10/25/23	19,802,846	17,564,172	(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.568%	1/25/24	29,409,531	25,213,871	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.418%	7/25/29	36,856,282	36,716,133	(c)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	3,440,805
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	1,499,709	1,640,812
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	6,600,000	7,312,071
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,689,210	2,794,088
Federal National Mortgage Association (FNMA) REMIC, 2010-150 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.530%)	6.362%	1/25/41	161,210	40,489	(c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	375,719	437,484
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	5,976	6,552
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	20,605	19,735

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	5

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - continued
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.432%	7/25/42	$85,235	$17,564	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	574,552	33,392
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	299,760	10,789
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.982%	12/25/42	652,489	124,942	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	115,378	133,225
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	400,150	48,507
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	1,188,139	121,047
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	1,409,346	107,027
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.634%	8/25/44	1,393,972	93,367	(c)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	17,998	3,335
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	11,784	1,559
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	6,448	869	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	6,621	946	(c)

See Notes to Schedule of Investments.

6	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - continued
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	$10,247	$1,372
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	14,769	2,812
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	56,297	8,968
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	179,701	10,354
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	135,154	16,453
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	23,724,355	24,950,458	(c)(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	20,217,724	64,592	(d)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	4,936,541	5,135,234	(c)
GMACM Mortgage Loan Trust, 2006- AR1 1A1	3.751%	4/19/36	543,851	459,139	(c)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.329%	3/20/39	5,024	117	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.479%	1/20/40	29,736	2,874	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	97,379	6,854
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	1.466%	11/20/60	747,302	746,111	(c)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	1.516%	4/20/61	1,061,594	1,061,326	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.418%	4/16/42	2,754,852	629,557	(c)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	7

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - continued
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.537%	1/16/55	$89,627,352	$1,530,450	(c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.509%	5/16/55	32,017,788	907,477	(c)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	1,011,787	139,202
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	1,195,949	235,032
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	391,260	62,278
Government National Mortgage Association (GNMA), 2018-H7 FD (1 mo. USD LIBOR + 0.300%)	1.316%	5/20/68	1,805,167	1,794,728	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	11,402,231	11,950,047
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	1,497,001	1,608,240
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	2,294,674	393,633
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	798,056	142,457
Government National Mortgage Association (GNMA), 2020-H9 FL	1.770%	5/20/70	2,600,000	2,686,531	(c)(e)(f)
Government National Mortgage Association (GNMA), 2020-H9 NF	1.687%	4/20/70	4,100,000	4,214,672	(c)(e)(f)
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B (1 mo. USD LIBOR + 0.360%)	0.528%	7/25/35	10,313,255	10,196,199	(c)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	500,000	527,414	(c)
GS Mortgage Securities Corp. Trust, 2018-RPL1 A1A	3.750%	10/25/57	27,487,628	28,768,645	(d)
GS Mortgage Securities Corp. Trust, 2019-SOHO A (1 mo. USD LIBOR + 0.900%)	1.084%	6/15/36	13,100,000	12,616,341	(c)(d)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	0.908%	12/25/34	2,787,548	2,714,893	(c)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	0.908%	11/25/34	6,053,494	5,976,469	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	0.756%	1/15/47	26,621,143	588,737	(c)

See Notes to Schedule of Investments.

8	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.599%	7/15/47	$700,000	$626,015	(c)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	564,467	457,158
JPMorgan Mortgage Trust, 2015-5 A9	2.741%	5/25/45	1,548,775	1,569,109	(c)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	13,165,379	13,311,839	(c)(d)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	0.697%	7/27/36	7,421,783	5,750,505	(c)(d)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA A (Panamanian Mortgage Reference Rate - 1.250%)	4.500%	12/23/36	105,836	106,669	(c)(d)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.633%	9/25/35	70,279	50,288	(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	3.991%	3/25/36	507,171	387,347	(c)
Mortgage Repurchase Agreement Financing Trust, 2020-2 A2 (1 mo. USD LIBOR + 1.750%)	1.927%	5/29/22	17,590,000	17,590,000	(c)(d)(e)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	5,593,987	5,749,164	(c)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	7,136,392	7,416,122	(c)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	25,993,380	27,827,743	(c)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	31,937,681	34,310,024	(c)(d)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	3.551%	5/25/35	1,152	1,164	(c)
RALI Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.205%)	0.373%	9/25/46	522,395	469,534	(c)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	30,619	24,490
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.484%	9/29/31	203	194	(c)(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	919,927	919,014
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	1.939%	6/15/33	9,859,000	9,690,032	(c)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	9

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - continued
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	1.499%	1/21/70	$4,480,000	$4,419,793	(c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	3.650%	3/25/34	154,511	145,377	(c)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	3.841%	3/25/46	283,323	278,166	(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	3.620%	3/25/33	146,243	144,220	(c)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	102,260	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR11 A	4.212%	10/25/34	212,894	205,393	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	1.148%	11/25/34	7,256,208	6,921,766	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	0.808%	7/25/45	71,250	66,922	(c)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.329%	6/15/45	402,975	7,509	(c)(d)
WFRBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,502,640	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $476,633,545)				468,067,160

U.S. TREASURY INFLATION PROTECTED SECURITIES - 15.7%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,899,503	4,247,090
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	29,570,517	39,641,182	(g)(h)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	11,180,424	13,405,283	(g)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	44,031,527	56,040,536
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	13,312,536	16,653,287
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	33,264,444	43,121,142
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	148,220,875	194,286,110	(i)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	6,193,167	6,489,859
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	108,629	115,445

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $303,875,989)				373,999,934

See Notes to Schedule of Investments.

10	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 8.2%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	$5,000,000	$4,085,400	(d)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	1.293%	9/25/33	96,374	86,891	(c)
Bayview Financial Asset Trust, 2007- SR1A M2 (1 mo. USD LIBOR + 0.900%)	2.561%	3/25/37	472,768	438,783	(c)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A	4.213%	12/16/41	19,348,590	15,119,756	(c)(d)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	0.668%	10/25/34	2,668,708	2,515,823	(c)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	0.498%	7/25/36	34,274	32,217	(c)(d)
Countrywide Asset-Backed Certificates Trust, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	1.068%	10/25/47	24,109	22,405	(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	22,057,276	22,200,979	(c)(d)
CSMC Trust, 2017-RPL1 M1	3.067%	7/25/57	20,370,000	19,692,005	(c)(d)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	7,317,866	7,081,447	(d)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	0.468%	5/25/37	5,959,124	5,243,785	(c)(d)
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5 (1 mo. USD LIBOR + 0.390%)	0.558%	8/25/36	20,305,000	19,966,579	(c)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.090%)	0.258%	12/25/36	29,407	12,163	(c)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	26,620,000	27,246,030	(d)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.768%	4/25/40	3,306,627	3,148,762	(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.468%	3/25/66	3,310,000	3,184,780	(c)(d)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.732%	11/15/32	550,000	540,370	(c)(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	3.330%	4/15/37	554,598	478,622	(c)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.438%	5/25/36	149,072	146,521	(c)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	11

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
RAAC Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.400%)	0.568%	9/25/45	$1,524,382	$1,478,103	(c)
RAMP Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	0.438%	10/25/36	773,835	758,567	(c)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	1.048%	8/25/33	718,736	677,215	(c)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	1.168%	9/25/37	240,987	194,784	(c)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	1.968%	9/25/37	1,055,095	886,821	(c)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.668%	10/25/32	2,624	2,475	(c)(d)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	1.141%	3/25/44	8,600,000	7,849,961	(c)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	2,234,278	2,342,008
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	20,000,000	20,222,040	(d)
Structured Asset Securities Corp., 2004-SC1 A	8.233%	12/25/29	11,820	11,629	(c)(d)
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	233,629	222,327
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	5,761,454	5,815,761	(c)(d)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.168%	5/25/58	19,638,209	19,385,326	(c)(d)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	3,601,802	3,763,650

TOTAL ASSET-BACKED SECURITIES (Cost - $199,640,028)				194,853,985

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.3%
U.S. Government Obligations - 7.3%
U.S. Treasury Bonds	3.625%	2/15/44	18,310,000	26,824,508
U.S. Treasury Bonds	2.500%	2/15/45	25,450,000	31,406,394
U.S. Treasury Bonds	2.250%	8/15/49	25,060,000	30,151,781
U.S. Treasury Bonds	2.000%	2/15/50	27,730,000	31,794,720
U.S. Treasury Bonds	1.250%	5/15/50	57,240,000	55,097,971
U.S. Treasury Notes	0.375%	4/30/25	170,000	170,564

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $174,199,664)				175,445,938

See Notes to Schedule of Investments.

12	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 3.4%
COMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	$1,240,000	$1,318,920	(d)

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,745,248

FINANCIALS - 2.1%
Banks - 2.1%
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	6/15/20	200,000	175,651	(c)(j)
Bank of Montreal, Senior Secured Notes	1.750%	6/15/21	12,200,000	12,357,841	(d)
International Bank for Reconstruction & Development, Senior Notes (Secured Overnight Financing Rate + 0.220%)	0.280%	8/21/20	35,000,000	34,992,875	(c)
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	6/29/20	1,670,000	1,667,461	(c)(j)

Total Banks				49,193,828

Insurance - 0.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	8,944	11,961	(d)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.450%	2/12/23	33,635	32,394	(c)(d)

Total Insurance				44,355

TOTAL FINANCIALS				49,238,183

INDUSTRIALS - 1.1%
Airlines - 0.2%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	1,360,000	1,306,855
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,655,000	4,228,368

Total Airlines				5,535,223

Transportation Infrastructure - 0.9%
DP World PLC, Senior Notes	5.625%	9/25/48	20,510,000	20,872,535	(d)

TOTAL INDUSTRIALS				26,407,758

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	13

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	$1,980,000	$1,984,511	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $79,620,862)				80,694,620

SOVEREIGN BONDS - 1.9%
Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	8,660,000	9,573,717	(d)

Mexico - 0.4%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	7,053,832
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	3,727,741

Total Mexico				10,781,573

Qatar - 0.9%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	18,110,000	19,332,334	(k)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,686,176	(k)

Total Qatar				21,018,510

Saudi Arabia - 0.2%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	3,600,000	3,704,915	(d)

TOTAL SOVEREIGN BONDS (Cost - $42,179,243)				45,078,715

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
U.S. Treasury 2-Year Notes Futures, Put @ $107.38	6/26/20	2,751	5,502,000	0	(l)
U.S. Treasury 5-Year Notes Futures, Put @ $113.00	6/26/20	27,965	27,965,000	218,491
U.S. Treasury 10-Year Notes Futures, Call @ $138.50	6/26/20	297	297,000	269,156
U.S. Treasury 10-Year Notes Futures, Call @ $139.00	6/26/20	265	265,000	161,484
U.S. Treasury 10-Year Notes Futures, Put @ $121.00	6/26/20	1,200	1,200,000	18,750
U.S. Treasury 10-Year Notes Futures, Put @ $121.50	6/26/20	800	800,000	12,500

See Notes to Schedule of Investments.

14	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - continued
U.S. Treasury 10-Year Notes Futures, Put @ $126.75		6/26/20	2,300	$2,300,000	$35,938
U.S. Treasury 10-Year Notes Futures, Put @ $139.00		6/26/20	615	615,000	336,328
U.S. Treasury 10-Year Notes Futures, Put @ $139.00		7/24/20	39	39,000	30,469
U.S. Treasury Long-Term Bonds Futures, Call @ $178.00		6/26/20	88	88,000	182,875
U.S. Treasury Long-Term Bonds Futures, Call @ $179.00		6/26/20	89	89,000	143,234
U.S. Treasury Long-Term Bonds Futures, Call @ $178.00		7/24/20	44	44,000	122,375

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $1,613,089)					1,531,600

COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%
Credit default swaption to buy protection on Markit CDX.NA.IG.34 Index, Put @ 250.00bps	Goldman Sachs Group Inc.	7/15/20	200,000,000	200,000,000	12,314
Interest rate swaption, Put @ 188.00bps	Morgan Stanley & Co. Inc.	7/30/20	9,730,000	9,730,000	4,273

TOTAL OTC PURCHASED OPTIONS (Cost - $293,926)					16,587

TOTAL PURCHASED OPTIONS (Cost - $1,907,015)					1,548,187

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,328,693,008)					2,417,231,318

		RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 4.0%
U.S. GOVERNMENT AGENCIES - 1.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost - $27,992,978)		0.143%	8/14/20	28,000,000	27,991,811	(m)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	15

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 2.8%
BNY Mellon Cash Reserve Fund (Cost - $66,499,414)	0.010%	66,499,414	$66,499,414

TOTAL SHORT-TERM INVESTMENTS (Cost - $94,492,392)			94,491,225

TOTAL INVESTMENTS - 105.3% (Cost - $2,423,185,400)			2,511,722,543
Liabilities in Excess of Other Assets - (5.3)%			(125,789,429)

TOTAL NET ASSETS - 100.0%			$2,385,933,114

(a)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2020, the Fund held TBA securities with a total cost of $281,992,315.

(b)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1). (f) Security is valued using significant unobservable inputs (Note 1).

(g)

All or a portion of this security is held at the broker as collateral for open futures contracts. (h) All or a portion of this security is held at the broker as collateral for open swap contracts. (i) All or a portion of this security is held at the broker as collateral for OTC contracts. (j) Security has no maturity date. The date shown represents the next call date.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(l)	Value is less than $1.

(m)	Rate shown represents yield-to-maturity.

See Notes to Schedule of Investments.

16	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
bps	— basis point spread (100 basis points = 1.00%)
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	6/26/20	$125.50	155	$155,000	$(52,070)
U.S. Treasury 5-Year Notes Futures, Call	6/26/20	125.75	8	8,000	(1,750)
U.S. Treasury 5-Year Notes Futures, Put	6/26/20	125.25	1,608	1,608,000	(201,000)
U.S. Treasury 5-Year Notes Futures, Put	6/26/20	125.50	903	903,000	(190,477)
U.S. Treasury 10-Year Notes Futures, Call	6/26/20	139.25	263	263,000	(131,500)
U.S. Treasury 10-Year Notes Futures, Call	6/26/20	139.50	1,626	1,626,000	(635,156)
U.S. Treasury 10-Year Notes Futures, Call	7/24/20	139.50	263	263,000	(164,375)
U.S. Treasury 10-Year Notes Futures, Put	6/26/20	137.50	458	458,000	(57,250)
U.S. Treasury 10-Year Notes Futures, Put	6/26/20	138.00	882	882,000	(179,156)
U.S. Treasury 10-Year Notes Futures, Put	6/26/20	138.50	991	991,000	(340,656)
U.S. Treasury 10-Year Notes Futures, Put	6/26/20	138.75	459	459,000	(200,813)
U.S. Treasury Long-Term Bonds Futures, Call	6/26/20	181.00	495	495,000	(471,797)
U.S. Treasury Long-Term Bonds Futures, Call	6/26/20	182.00	197	197,000	(144,672)
U.S. Treasury Long-Term Bonds Futures, Put	6/26/20	177.00	278	278,000	(351,845)
U.S. Treasury Long-Term Bonds Futures, Put	6/26/20	178.00	44	44,000	(74,938)
U.S. Treasury Long-Term Bonds Futures, Put	6/26/20	178.50	219	219,000	(431,156)
U.S. Treasury Long-Term Bonds Futures, Put	6/26/20	179.00	572	572,000	(1,278,062)
U.S. Treasury Long-Term Bonds Futures, Put	6/26/20	179.50	88	88,000	(224,125)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $6,743,566)					$(5,130,798)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	17

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2020

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/5/20	73.25bps	284,810,000	$284,810,000	$0 (a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00bps	53,540,000	53,540,000	(69)
TOTAL OTC WRITTEN OPTIONS (Premiums received - $2,621,826)						$(69)

TOTAL WRITTEN OPTIONS (Premiums received - $9,365,392)						$(5,130,867)

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At May 31, 2020, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	MARKET VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Contracts to Buy:
90-Day Eurodollar	12,743	6/20	$3,166,724,735	$3,176,113,106	$9,388,371
U.S. Treasury 2-Year Notes	4,158	9/20	918,055,839	918,268,313	212,474
U.S. Treasury 5-Year Notes	28,190	9/20	3,535,574,198	3,541,368,750	5,794,552
U.S. Treasury 10-Year Notes	4,659	9/20	646,242,706	647,892,188	1,649,482
U.S. Treasury Ultra Long-Term Bonds	187	9/20	40,388,538	40,771,843	383,305

					17,428,184

Contracts to Sell:
90-Day Eurodollar	4,346	3/21	1,082,749,598	1,084,109,700	(1,360,102)
90-Day Eurodollar	7,261	6/21	1,787,022,152	1,811,710,263	(24,688,111)
90-Day Eurodollar	7,605	12/21	1,885,092,692	1,896,972,187	(11,879,495)
U.S. Treasury Long-Term Bonds	571	9/20	101,268,530	101,852,125	(583,595)

					(38,511,303)

Net unrealized depreciation on open futures contracts					$(21,083,119)

See Notes to Schedule of Investments.

18	Western Asset SMASh Series M Fund 2020 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

At May 31, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$164,460,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(562)	$60,915
	636,630,000	3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	89,572	3,568,089
	440,105,000	8/31/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.125% annually	174,410	981,724
	1,749,432,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	501,056	4,787,095
	370,850,000	3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	(287,409)	6,398,184
	1,119,622,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	3,598,749	(78,946,109)
	389,723,000	7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	1,343,278	(27,204,661)
	247,292,000	11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	86,268	(18,391,726)
	92,430,000	11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(349,717)	(6,789,887)
	209,260,000	2/15/27	1.160% semi-annually	3-Month LIBOR quarterly	—	(9,594,287)
	377,890,000	2/15/27	0.950% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(200,000)	(18,398,802)
	354,730,000	3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	3,010,085	4,031,924
	42,060,000	11/15/44	1.810% semi-annually	3-Month LIBOR quarterly	56,287	(8,611,929)
	355,650,000	11/15/45	1.400% semi-annually	3-Month LIBOR quarterly	274,999	(40,059,710)
	44,444,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	753,967	(317,029)
	30,092,000	5/26/50	1.000% semi-annually	3-Month LIBOR quarterly	—	(546,349)

Total	$6,624,670,000				$9,050,983	$(189,032,558)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2020 Quarterly Report	19

WESTERN ASSET SMASH SERIES M FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2020

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.34 Index	$201,223,000	6/20/25	1.000% quarterly	$2,180,758	$(1,359,107)	$3,539,865

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset SMASh Series M Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

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Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$1,077,542,779	—	$1,077,542,779
Collateralized Mortgage Obligations	—	461,165,957	$6,901,203	468,067,160
U.S. Treasury Inflation Protected Securities	—	373,999,934	—	373,999,934
Asset-Backed Securities	—	194,853,985	—	194,853,985
U.S. Government & Agency Obligations	—	175,445,938	—	175,445,938
Corporate Bonds & Notes	—	80,694,620	—	80,694,620
Sovereign Bonds	—	45,078,715	—	45,078,715
Purchased Options:
Exchange-Traded Purchased Options	$1,531,600	—	—	1,531,600
OTC Purchased Options	—	16,587	—	16,587

Total Long-Term Investments	1,531,600	2,408,798,515	6,901,203	2,417,231,318

Short-Term Investments†:
U.S. Government Agencies	—	27,991,811	—	27,991,811
Overnight Deposits	—	66,499,414	—	66,499,414

Total Short-Term Investments	—	94,491,225	—	94,491,225

Total Investments	$1,531,600	$2,503,289,740	$6,901,203	$2,511,722,543

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Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$17,428,184	—	—	$17,428,184
Centrally Cleared Interest Rate Swaps	—	$19,827,931	—	19,827,931
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,539,865	—	3,539,865

Total Other Financial Instruments	$17,428,184	$23,367,796	—	$40,795,980

Total	$18,959,784	$2,526,657,536	$6,901,203	$2,552,518,523

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$5,130,798	—	—	$5,130,798
OTC Written Options	—	$69	—	69
Futures Contracts	38,511,303	—	—	38,511,303
Centrally Cleared Interest Rate Swaps	—	208,860,489	—	208,860,489

Total	$43,642,101	$208,860,558	—	$252,502,659

†	See Schedule of Investments for additional detailed categorizations.

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